RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use Assets
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2026	2025
Leased properties under operating lease, cost	$75,581	53,796
Less: accumulated amortization	(23,084)	(12,561)
Right-of-use assets, net	$52,497	41,235

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following table presents maturity of lease liabilities as of June 30, 2026:

2026	$26,529
2027	22,107
2028 and After	5,895

Total Lease Payments	$54,531
Less: imputed interest	$(2,034)
Present value of lease liabilities	$52,497
Lease liabilities - Current	$25,140
Lease liabilities – Non current	27,357

2026	$18,876
2027	18,876
2028	5,147
Total Lease Payments	$42,899
Less: imputed interest	$(1,664)
Present value of lease liabilities	$41,235
Lease liabilities - Current	$17,758
Lease liabilities – Non current	23,477

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending	Amortization expense
2026	25,140
2027	21,554
2028 and After	5,803

Total	$52,497